BUSINESS COMBINATION (Acquisition of NationSky, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended		8 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 15, 2013	May 11, 2012	Dec. 31, 2012	Jun. 30, 2014
Business Acquisition [Line Items]
Net revenues	$ 332,324	$ 196,702	$ 91,768
Net income	(76,738)	(1,856)	9,430
NationSky [Member]
Business Acquisition [Line Items]
Equity interest held by non-controlling shareholders				45.00%
Cash consideration for acquiring non-controlling interest				11,024
NationSky [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Subsequent event, date	Mar. 02, 2015
Subsequent event, description	The Company continued to hold 100% of NationSky through Beijing Technology as of the date of this annual report.
Beijing Guorun Qilian Venture Capital Center (LP) [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired							3.40%
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	4 years 1 month 6 days
Revenue sharing agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years
Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years
Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life	6 years 8 months 12 days
Common Shares [Member] | NationSky [Member]
Business Acquisition [Line Items]
Share consideration for acquiring non-controlling interest, number of common shares				8,352,940
Share consideration for acquiring non-controlling interest, fair value of common shares				16,355
NationSky [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired					55.00%
Cash consideration					3,157
Share consideration, fair value of shares					4,196
Non-controlling interest fair value, discount rate for lack of control					20.00%
Net revenues						12,552
Net income						1,184
Equity interest held by non-controlling shareholders			45.00%			45.00%
NationSky [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					1,310
Identified intangible assets, estimated useful life					6 years 7 months 6 days
NationSky [Member] | Revenue sharing agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					2,462
Identified intangible assets, estimated useful life					7 years 7 months 6 days
NationSky [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					347
Identified intangible assets, estimated useful life					6 years 7 months 6 days
NationSky [Member] | Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount					939
Identified intangible assets, estimated useful life					5 years
NationSky [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares					2,300,000
Share consideration, fair value of shares					$ 4,196